Financial Income, Net	12 Months Ended
Dec. 31, 2012
Financial Income, Net [Text Block]
19—FINANCIAL INCOME, NET

Interest (expense) income, net consists of the following:
	2012	2011	2010
Interest income	126	185	265
Interest expense	(2,065)	(875)	(2,136)
Depreciation of prepaid expenses on debt grant	(31)	(224)	(920)
Changes in fair value of the 2007 Convertible Debentures	(282)	1,301	(3,434)
Changes in fair value of the warrants	(92)	1,133	(2,618)
Impact from the January 2012 Exchange Agreement	(2,250)
Total	(4,594)	1,522	(8,844)

In 2012, interest expense on the 2012 Non-convertible Debenture amounted to € 1,895 thousand, of which € 597 thousand expense for the payment of the 9% interest coupon.

Interest expense in 2011 comprised a € 687 thousand expense for the payment of the 9% interest coupon on the Convertible Debentures and accelerated conversion.

Interest expense in 2010 comprised a € 1,058 thousand expense for the payment of the 9% interest coupon on the Convertible Debentures and accelerated conversion.

The 2007 Convertible Debenture was recorded at fair value. As a result of the January 2012 Exchange Offer, the 2007 Convertible Debt was remeasured, which resulted in a loss of € 2,250 thousand, as detailed in Notes 14-2 and 14-3.